Submission	Aug. 15, 2025
Submission [Line Items]
Central Index Key	0002060016
Registrant Name	Agencia Comercial Spirits Ltd.
Registration File Number	333-288600
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES